LONG TERM RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2014
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
LONG TERM RECEIVABLES AND DEPOSITS

NOTE 6:-  LONG TERM RECEIVABLES AND DEPOSITS

	December 31,
	2014	2013

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,017	$1,017
Restricted deposits	330	38
Leasing deposits	47	78

	$1,394	$1,133